1933 Act File No. 33-21321
   1940 Act File No. 811-5536

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.   16    ..........        X

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No.   14    .........................        X

                            TOWER MUTUAL FUNDS

            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on November 28, 1996 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

  X  filed the Notice required by that Rule on October 15, 1996; or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
     during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037




                           CROSS REFERENCE SHEET


     This Amendment to the Registration Statement of TOWER MUTAL FUNDS, which consists of six portfolios, (1) Tower Capital Appreciation Fund,
(a)Class A Shares and (b) Class B Shares; (2) Tower Louisiana Municipal Income Fund; (3) Tower Total Return Bond Fund; (4) Tower U.S. Government Income Fund; (5) Tower Cash Reserve Fund; and (6) Tower U.S. Treasury Money Market Fund, relates only to Tower Capital Appeciation Fund Class B Shares and is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-6) Cover Page.
Item 2.   Synopsis.................(1-4) Summary of Fund Expenses - Equity
                                   and Income Funds; (5-6) Summary of Fund
                                   Expenses - Money Market Funds; 1
                                   (b)Summary of Fund Expenses Tower
                                   Capital Appreciation Fund Class B
                                   Shares; (1-6) Financial Highlights
Item 3.   Condensed Financial
           Information.............(1-6) Performance Information.
Item 4.   General Description of
           Registrant..............(1-6) Synopsis; (1-6) Objective and
                                   Policies of Each Fund; (1-6) Portfolio
                                   Investments and Strategies; 1(b) General
                                   Information; 1(b)Investment Objective;
                                   1(b) Portfolio Investments, Strategies,
                                   and Limitations;.
Item 5.   Management of the Fund...(1-6) Tower Mutual Funds Information;
                                   (1-6) Management of Tower Mutual Funds;
                                   (1-6) Distribution of Fund Shares; (1-6)
                                   Fund Administration; (1-6) Brokerage
                                   Transactions; 1(b) Shareholder Servicing
                                   Arrangements;
Item 6.   Capital Stock and Other
           Securities..............(1-6) Dividends; (1-6) Capital Gains;
                                   (1-6) Shareholder Information; (1-6)
                                   Voting Rights; (1-6) Effect of Banking
                                   Laws; (1-6) Tax Information; (1-6)
                                   Federal Income Tax; (2) Louisiana
                                   Municipal Income Fund - Additional Tax
                                   Information.
Item 7.   Purchase of Securities
           Being Offered...........(1-6) Net Asset Value; (1-6) Investing
                                   in the Funds; (1-6) Share Purchases; (1-
                                   6) Minimum Investment Required; (1-6)
                                   What Shares Cost; (1-6) Systematic
                                   Investment Program; (1-6) Certificates
                                   and Confirmations; (1-6) Reducing the
                                   Sales Charge; (1-6) Exchanging
                                   Securities for Fund Shares; (1) Other
                                   Classes of Shares.
Item 8.   Redemption or Repurchase.(1-6) Redeeming Shares; (1-6) Systematic
                                   Withdrawal Program; (1-6) Accounts With
                                   Low Balances; (1-6) Exchange Privilege.
Item 9.   Pending Legal Proceedings     None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-6) Cover Page.
Item 11.  Table of Contents........(1-6) Table of Contents.
Item 12.  General Information and
           History.................(1-6) General Information About the
                                   Funds.
Item 13.  Investment Objectives and
           Policies................(1-6) Investment Objective and Policies
                                   of the Funds.
Item 14.  Management of the Fund...(1-6) Tower Mutual Funds Management; (1-
                                   6) Trustees' Compensation.
Item 15.  Control Persons and Principal
           Holders of Securities...Not applicable.
Item 16.  Investment Advisory and Other
           Services................(1-6) Investment Advisory Service; (1-6)
                                   Other  Services; (1-6) Custodian; (1-6)
                                   Transfer Agent and Dividend Disbursing
                                   Agent and Portfolio Accounting Services;
                                   (1-6) Independent Auditors.
Item 17.  Brokerage Allocation.....(1-6) Brokerage Transactions.
Item 18.  Capital Stock and Other
           Securities..............Not applicable.
Item 19.  Purchase, Redemption and
           Pricing of Securities Being
           Offered.................(1-6) Purchasing Shares; (1-6)
                                   Determining Net Asset Value; (1-6)
                                   Redeeming Shares; (1-6) Exchange
                                   Privilege.
Item 20.  Tax Status...............(1-6) Tax Status.
Item 21.  Underwriters.............(1-6) Distribution Plan 1(b) Shareholder
                                   Services..
Item 22.  Performance Data.........(1-6) Performance Comparisons.
Item 23.  Financial Statements.....(1-6) Financial Statements.(Incorporated
                                   by reference to Annual Report of
                                   Registrant dated August 31, 1996; File
                                   Nos.811-5536 and 33-21321)



   TOWER CAPITAL APPRECIATION FUND
    (A PORTFOLIO OF TOWER MUTUAL FUNDS)
    CLASS B SHARES

   PROSPECTUS

The shares of Tower Capital Appreciation Fund (the `Fund'') represent interests in a diversified investment portfolio of Tower Mutual Funds (the `Trust''), an open-end management investment company (a mutual fund). The Fund invests primarily in a diversified portfolio of common stocks.
    THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF HIBERNIA NATIONAL BANK OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY HIBERNIA NATIONAL BANK OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.
    INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
This prospectus contains the information you should read and know before you invest in Class B Shares (`Shares'') of the Fund. Keep this prospectus for future reference.
Additional information about the Fund is contained in the Trust's
Statement of Additional Information dated November 30, 1996, which has also been filed with the Securities and Exchange Commission (`SEC''). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about the Fund by writing to the Fund or calling toll-free 1-800-999-0124. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated November 30, 1996


SUMMARY OF FUND EXPENSES
                      TOWER CAPITAL APPRECIATION FUND
                              CLASS B SHARES
                     SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering
price)..................................None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)....................None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
redemption proceeds, as applicable)  (1)..........
 ..............................................................        5.50%
Redemption Fee (as a percentage of amount redeemed, if applicable)
 ........................................None
Exchange Fee........................................   None

                ANNUAL CLASS B SHARES OPERATING EXPENSES *
             (As a percentage of projected average net assets)
Management Fee......................................    0.75%
12b-1 Fee...........................................    0.75%
Other Expenses......................................    0.51%
        Shareholder Services Fee ............0.25%
     Total Class B Shares Operating Expenses .......
     2.01%

(1) The contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter.


* The Total Class B Shares Operating Expenses in the table above are based on expenses expected to be incurred during the fiscal year ending August 31, 1997.


  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Class B Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see `Tower Mutual Funds Information,'' and `Investing in the Fund.'' Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

  Long-term shareholders invested in the Class B Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

EXAMPLE                            1 year    3 years
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return and (2) redemption
at the end of each time period:.....$  77    $ 107

                              1 year    3 years
You would pay the following on the same investment,
assuming no redemptions:............$ 20$ 63

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE FUND'S FISCAL YEAR ENDING AUGUST 31, 1997.





SUMMARY OF FUND EXPENSES
                      TOWER CAPITAL APPRECIATION FUND
                              CLASS A SHARES
                     SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) (1)..............................4.50%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)....................None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
redemption proceeds, as applicable)..........
 ..............................................................        None
Redemption Fee (as a percentage of amount redeemed, if applicable)
 ........................................None
Exchange Fee........................................   None

                 ANNUAL CLASS A SHARES OPERATING EXPENSES
                  (As a percentage of average net assets)
Management Fee......................................   0.75%
12b-1 Fee...........................................   0.25%
Other Expenses......................................   0.24%
     Total Class A Shares Operating Expenses .......
     1.24%


(1) Programs are available for reducing the front-end sales charge on purchases of Class A Shares.

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Class A Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see `Tower Mutual Funds Information'' and `Investing in the Fund.'' Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                            1 Year    3 Years   5 Years   10 Years
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return; (2) redemption
at the end of each time period; and (3) payment of the
maximum sales charge of 4.50%: ....$ 57 $ 83 $ 110 $ 188


  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



TOWER CAPITAL APPRECIATION FUND
CLASS A SHARES
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
The following table has been audited by Ernst & Young LLP, the Fund's independent auditors. Their report dated


October 10, 1996 on the Fund's financial statements is incorporated by reference to the Annual Report dated
August 31, 1996.

This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.






                           YEAR ENDED AUGUST 31,









                 1996     1995    1994 1993  1992  1991       1990     1989(A)

NET ASSET
VALUE,        $ 16.09  $ 13.81 $ 14.60   $14.02$14.35  $1.93   $2.94  $0.17
BEGINNING OF
PERIOD

INCOME FROM
INVESTMENT
OPERATIONS

 Net investment 0.19       0.22     0.23   0.30     0.29   0.33    0.38     0.33
income

 Net realized
and
 unrealized gain2.62       2.54     0.36   2.00     0.11   2.45    (0.76)   2.68
(loss) on
 investments

Total from
investment      2.81       2.76     0.59   2.30     0.40   2.78    (0.38)   3.01
operations

LESS
DISTRIBUTIONS

 Distributions
from net        (0.19)     (0.21)   (0.25) (0.30)   (0.27) (0.36)  (0.39)   (0.24)
 investment
income

 Distributions


in excess of    ----       ----     ----   ----     ----   ----    (0.02)(e ----
 net investment                                                    )
income

 Distributions
from net
 realized gain  (0.84)     (0.27)   (1.13) (1.42)   (0.46) -----   (0.22)   -----
on
 investments

Total           (1.03)     (0.48)   (1.38) (1.72)   (0.73) (0.36)  (0.63)   (0.24)
distributions

NET ASSET VALUE,
END OF PERIOD   $7.87    $ 16.09  $ 13.81 $14.60   $14.02  $4.35   $1.93    $2.94


TOTAL RETURN (B)18.03%     20.71%   4.27%  17.89%   2.93%  23.77%  (3.11%)  32.29%

RATIOS TO
AVERAGE NET
ASSETS

 Expenses       1.24%      1.25%    1.09%  0.85%    0.83%  0.74%   0.42%    0.56%(d)

 Net investment 1.08%      1.46%    1.67%  2.10%    1.99%  2.58%   3.06%    4.00%(d)
income

 Expense waiver ----       ----     ----   0.18%    0.25%  0.29%   0.75%    0.83%(d)
(c)

SUPPLEMENTAL
DATA


 Net assets, end
of period       $69,648  $ 144,47 $ 139,08$140,808 $73,653 87,927  $0,448   $8,093
 (000 omitted)             6        1

 Average
commission      $.0632     ----     ----   ----     ----   ----    ----     ----
 rate paid

 Portfolio      69%        69%      118%   127%     163%   124%    123%     70%
turnover



(a) Reflects operations for the period from October 14, 1988 (date of initial public investment) to August 31, 1989.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(d)  Computed on an annualized basis.
(e) These distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.



     GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 8, 1988. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the `Trustees'') has established two classes of shares, known as Class A Shares and Class B Shares. This prospectus relates only to Class B Shares
of the Fund.   The Fund is designed for institutions and individuals as a convenient means of accumulating an interest in a professionally managed, diversified portfolio primarily consisting of common stocks.


For information on how to purchase Shares of the Fund, please refer to "Investing in the Fund." The minimum initial investment for Class B Shares of the Fund is $1,000. See "Minimum Investment Required."
Class B Shares are sold at net asset value. However, a contingent deferred sales charge is imposed on certain Shares which are redeemed within six full years of purchase. See `How to Redeem Shares.''
    INVESTMENT INFORMATION

    INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide growth of capital and income. The Fund's investment approach is based on the conviction that over the long term the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations.
The investment objective of the Fund cannot be changed without the approval of holders of a majority of the Fund's shares. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS. The Fund attempts to achieve its investment objective by investing primarily in a professionally managed, diversified portfolio of common stocks. The securities in which the Fund invests include, but are not limited to:
      o common stocks of companies selected by the Fund's investment adviser on the basis of traditional research techniques, including assessment of earnings and dividend growth prospects of the companies. Ordinarily, these companies will be in the top 30% of their industries with regard to revenues. However, other factors such as product position, market share, potential earnings growth, or asset values will be considered by the investment adviser and may outweigh revenues. At least 65% of the Fund's portfolio will be invested in common stocks, unless it is in a defensive position;
      o preferred stocks, corporate bonds, notes, warrants, rights, and convertible securities of these companies; and
      o U.S. government securities.
In addition, the Fund may engage in when-issued and delayed delivery transactions and invest in foreign securities, temporary investments, and repurchase agreements. The Fund may also purchase put options on its portfolio securities and on futures contracts and write call options on its portfolio securities.
The Fund reserves the right to attempt to hedge the portfolio by entering into financial futures contracts and to write calls on financial futures contracts. The Fund will notify shareholders before it begins engaging in these transactions. See "Portfolio Investments, Strategies, and Limitations."
    PORTFOLIO INVESTMENTS, STRATEGIES, AND LIMITATIONS

    BORROWING MONEY
The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets. The Fund may pledge up to 15% of the value of its assets to secure such borrowings. This policy cannot be changed without the approval of holders of a majority of the Fund's shares.
    FOREIGN SECURITIES
The Fund may invest in foreign securities which are traded publicly in the United States. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investments in domestic issuers. These considerations include the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in repatriation of capital invested abroad, and difficulties in transaction settlements and the effect of delay on shareholder equity. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Transaction costs in foreign securities may be higher.
The Fund's investment adviser will consider these and other factors before investing in foreign securities and will not make such investments unless, in its opinion, such investments will meet the Fund's standards and objective. The Fund will only purchase securities issued in U.S. dollar denominations and will not invest more than 15% of its total assets in foreign securities.
    INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest in the securities of other open-end investment companies, as well as closed-end investment companies. The Fund, however,


will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general.
The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.
It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses. The Fund will invest in other investment companies primarily for the purposes of investing its short-term cash on a temporary basis. The Fund's investment adviser will waive its investment advisory fee on assets invested in securities of other investment companies.
    LENDING OF PORTFOLIO SECURITIES
In order to generate income, the Fund may lend portfolio securities on a short-term or long-term basis, or both, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times. This policy cannot be changed without the approval of holders of a majority of the Fund's shares.
There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
    PUT AND CALL OPTIONS
The Fund may engage in or reserve the right to engage in put and call options. The Fund may purchase put and call options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds or will be purchasing against decreases or increases in value. The Fund may also write (sell) put and call options on all or any portion of its portfolio to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which they have segregated cash or U.S. government securities in the amount of any additional consideration. In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities. The Fund will limit its purchase of options so that not more than 20% of its net assets will be invested in option premiums. The Fund will limit its option writing activities so that the assets underlying such options will not exceed 25% of its total net assets. (These limits apply to both options on securities and options on futures contracts.)
The Fund will generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Fund's investment adviser.


Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options generally have a continuous liquid market while over-the-counter options may not.
    FINANCIAL FUTURES AND OPTIONS ON FUTURES
The Fund may engage in or reserve the right to engage in financial futures and options on futures. The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio of securities against changes in interest rates or as a hedge to attempt to protect securities which the Fund holds against decreases in value. For the immediate future, the Fund will enter into futures contracts directly only when it desires to exercise a financial futures put option in its portfolio rather than either closing out the option or allowing it to expire. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.
The Fund may write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value resulting from anticipated increases in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling the futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.
The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures position and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts an amount of cash and cash equivalents equal to the underlying commodity value of the futures contracts (less any related margin deposits) will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts is unleveraged.
      RISKS. When the Fund uses financial futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contracts and any related options to react differently than the portfolio securities to market changes.
      In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors, such as interest rate movements. In these events, the Fund may lose money on the futures contracts or options. When the Fund writes a call option, it retains the risk of a market decline in the price of the underlying security, but gives up the right to capital appreciation of that security above the "strike price" of the option.
It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Fund's investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.
    REPURCHASE AGREEMENTS
The Fund may invest in repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers and other recognized financial institutions sell U.S. government securities or certificates of deposit or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily.
To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees.
    RESTRICTED AND ILLIQUID SECURITIES
The Fund may invest up to 10% of its total assets in restricted securities. Certain restricted securities which the Trustees deem to be liquid will be excluded from this limitation. The restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933.


Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law.
The Fund will limit investments in illiquid securities (including, as applicable, certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, repurchase agreements providing for settlement in more than seven days after notice, and over-the-counter options) to 15% of its net assets.
    TEMPORARY INVESTMENTS
During times of unusual market conditions, for defensive purposes and to maintain liquidity, the Fund may invest in cash and money market instruments, such as the following:
      o prime commercial paper (rated A-2 or above by Standard & Poor's Ratings Group, Prime-2 or above by Moody's Investors Service,
        Inc., or F-2 or above by Fitch Investors Service, Inc.) and Europaper (rated A-2 or above or Prime-2 or above). In the case where commercial paper or Europaper has received different ratings from different nationally recognized statistical rating organizations, such commercial paper or Europaper is an acceptable temporary investment so long as at least one rating is one of the preceding high-quality ratings and provided the investment adviser has determined that such investment presents minimal credit risks;
      o instruments of domestic and foreign banks and savings associations having capital, surplus, and undivided profits of over $100 million or if the principal amount of the instrument is insured by the Federal Deposit Insurance Corporation (``FDIC'') or the
        Savings Association Insurance Fund (``SAIF''). These instruments include certificates of deposit, demand and time deposits, savings shares, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Canadian Time Deposits, and bankers' acceptances;
      o securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities;
      o repurchase agreements; and
      o other short-term money market instruments which are not rated but are determined by the investment adviser to be of comparable quality to the other temporary obligations in which the Fund may invest.
    U.S. GOVERNMENT SECURITIES
The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities are backed by the full faith and credit of the U.S. Treasury. Obligations of Federal Home Loan Banks are backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities. Obligations of Federal Home Loan Banks, Federal Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives, Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, National Credit Union Administration, and Student Loan Marketing Association are backed by the credit of the agency or instrumentality issuing the obligations.


    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies, not for investment leverage. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.
Accordingly, the Fund may pay more/less than the market value of the securities on the settlement date.
The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
As a matter of operating policy, which may be changed without shareholder approval, the Fund will limit its purchase of securities on a when-issued or delayed delivery basis to no more than 20% of the value of its total assets.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment a later increase or decrease in percentage resulting from any change in value of the Fund's net assets will not result in a violation of any of the above restrictions.


    PORTFOLIO TURNOVER
The Fund conducts portfolio transactions to accomplish its investment objective, to invest new money obtained from selling its shares, and to meet redemption requests. The Fund may dispose of portfolio securities at any time if it appears that selling the securities will help the Fund achieve its investment objective. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater brokerage commissions and other expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Fund's investment adviser deems it appropriate to make changes in the Fund's portfolio.
    TOWER MUTUAL FUNDS INFORMATION

    MANAGEMENT OF TOWER MUTUAL FUNDS
BOARD OF TRUSTEES. Tower Mutual Funds is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.
INVESTMENT ADVISER. Pursuant to an investment advisory contract with Tower Mutual Funds, investment decisions for the Fund are made by Hibernia National Bank, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.
      ADVISORY FEES. The Adviser receives an annual investment advisory fee at an annual rate equal to 0.75 of 1% of the Fund's average net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses. The Adviser may modify or terminate this voluntary waiver of its advisory fee or reimbursement of expenses at any time at its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.
      ADVISER'S BACKGROUND. Hibernia National Bank, a national bank organized in 1890, is a wholly owned subsidiary of Hibernia Corporation ("Hibernia"). Hibernia National Bank has acted as investment adviser to the Trust since its inception in 1988. Through its subsidiaries and affiliates, Hibernia offers a full range of financial services to the public, including commercial lending, depository services, cash management, retail banking, credit card services, mortgage banking, discount brokerage, investment counseling, international banking, and trust services.
      Hibernia National Bank has been ranked by the American Banker newspaper as the 81st largest U.S. Bank according to December 31, 1995, total deposits. The 1995 Money Market Directory of Pension Funds ranked Hibernia National Bank among the top 25% of the largest of nearly 200 bank and trust company managers of tax-exempt funds in the United States. As of March 31, 1996, the Trust Group had $4.97 billion under administration of which it had investment discretion over $1.7 billion. The Trust Group has managed pools of commingled funds since 1966; as of March 31, 1996, the Trust Group managed seven such investment pools, as well as the six Tower Mutual Funds. As part of their regular banking operations, Hibernia National Bank may make loans to public companies. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of Hibernia National Bank.
      The lending relationship will not be a factor in the selection of securities.
      John A. Cain became the Fund's portfolio manager in March 1995. Mr. Cain is a Vice President and Trust Investment Officer specializing in equity and balanced account management. Mr. Cain is the investment manager of Hibernia Trust's Growth Stock Fund. He has 36 years of investment management experience both in the brokerage and trust industries. He earned his B.B.A. from the University of Mississippi.
    DISTRIBUTION OF FUND SHARES
Federated Securities Corp. is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors. DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan of Tower Mutual Funds, the distributor may select brokers and dealers to provide distribution and administrative services. The distributor may also select administrators (including depository institutions such as commercial banks and savings associations) to provide administrative services. Fees paid by the distributor for these services with respect to Class B Shares will be reimbursed by the Fund up to 0.75 of 1% of average daily net assets of Class B Shares.


These services may include, but are not limited to: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records, processing purchase and redemption transactions, and performing other services. Brokers, dealers, and administrators will receive fees based upon Class B Shares owned by their clients or customers. The formula for calculating the fees will be determined from time to time by the Trustees. The fees are calculated as a percentage of the average aggregate net asset value of Class B Shares added to shareholder accounts and held in the accounts during the period for which the brokers, dealers, and administrators provide services. Although fees paid by the Fund relate directly to the net asset value of the Shares, it is possible that fees paid by the Fund may be used to provide similar services for other of the Trust's funds. In addition, the Fund may reimburse the distributor for writing, printing and distributing prospectuses, statements of additional information, and sales literature. Payments made to the distributor under the distribution plan will be limited to reimbursement of actual expenses.
The distributor may sell, assign or pledge its right to receive Rule 12b-1 fees and contingent deferred sales charges to finance payments made to brokers in connection with the sale of Class B Shares. Actual distribution expenses for Class B Shares at any given time may exceed the Rule 12b-1 fees and payments received pursuant to contingent deferred sales charges. These unrecovered amounts, plus interest thereon, will be carried forward and paid from future Rule 12b-1 fees and payments received through contingent deferred sales charges. If a distribution plan were terminated or not continued, the Fund would not be contractually obligated to pay for any expenses not previously reimbursed by the Fund or recovered through contingent deferred sales charges.


The Glass-Steagall Act limits the ability of a depository institution (such as a commercial bank or a savings association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.
State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act, and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.
    SHAREHOLDER SERVICING ARRANGEMENTS
Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, is shareholder servicing agent (the "Shareholder Servicing Agent") for Shares of the Fund. The Fund may pay the Shareholder Servicing Agent a fee based on the average daily net asset value of Shares for which it provides shareholder services. These shareholder services include, but are not limited to, distributing prospectuses and other information, providing shareholder assistance and communicating or facilitating purchases and redemptions of Shares. This fee will be computed at an annual rate equal to 0.25 of 1% of Class B Shares' average daily net assets; however, the Shareholder Servicing Agent may choose voluntarily to waive all or a portion of its fee at any time or pay all or some of its fees to financial institutions or other financial service providers.
    FUND ADMINISTRATION
Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund, such as legal and accounting services. Federated Services Company provides these at an annual rate as specified below:
               MAXIMUM
               ADMINISTRATIVE       AVERAGE AGGREGATE DAILY
                 FEE                 NET ASSETS OF THE TRUST
               .150 of 1%                on the first $250 million
               .125 of 1%                on the next $250 million
               .100 of 1%                on the next $250 million
               .075 of 1%                on assets in excess of $750
million
The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Services Company may voluntarily choose to waive a portion of its fee.
    BROKERAGE TRANSACTIONS

    When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.
    EXPENSES OF THE FUND AND CLASS B SHARES

    Holders of Class B Shares pay their allocable portion of Trust and Fund expenses.


    The Trust expenses for which holders of Shares pay their allocable portion include, but are not limited to the cost of: organizing the Trust and continuing its existence; registering the Trust; Trustees' fees; auditors' fees; meetings of Trustees; legal fees of the Trust; association membership dues and such non-recurring and extraordinary items as may arise.
    Fund expenses for which holders of Class B Shares pay their allocable portion based on average daily net assets include, but are not limited to: registering a Fund and shares of the Fund; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise.
At present, the only expenses allocated to Class B Shares are expenses under the Distribution Plan and the Shareholder Services Plan. The Trustees reserve the right to allocate certain expenses to holders of Shares as they deem appropriate (`Class Expenses''). In any case, Class Expenses would be limited to: transfer agent fees as identified by the transfer agent as attributable to holders of Class B Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Class B Shares; legal fees relating solely to Class B Shares; and Trustees fees incurred as a result of issues relating solely to Class B Shares.
    NET ASSET VALUE

On Monday through Friday, the Fund determines net asset value at the close of the New York Stock Exchange, normally 3:00 p.m. (Central Standard Time), except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Net asset value per share fluctuates. The net asset value per share of each class is determined by dividing the sum of the interest of a class of shares in the market value of all securities and other assets of the Fund, less liabilities atttributable to that class of shares, by the number of shares outstanding within that class. The net asset value of Class A Shares and Class B Shares of the Fund may differ slightly due to the variability in daily net income resulting from different distribution charges.

    INVESTING IN THE FUND

    SHARE PURCHASES
Shares of the Fund are sold on days on which the New York Stock Exchange is open for business. Class B Shares may be purchased through Hibernia Investment Securities, Inc. (`HISI'') or through brokers or dealers that have a sales agreement with the distributor. In connection with the sale of Shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.
THROUGH HISI AND AUTHORIZED BROKER/DEALERS. An investor may place an order through HISI and authorized broker/dealers to purchase Shares. Shares will be purchased at the public offering price next determined after the Fund receives the purchase request from HISI, which, in most cases, forwards the request to the transfer agent. Purchase requests through registered broker/dealers must be received by HISI and transmitted to the Fund before 3:00 p.m. (Central Standard Time) in order for Shares to be purchased at that day's public offering price. It is the responsibility of HISI or broker/dealers to transmit orders to the Fund in a timely manner.
Federal funds should be wired as follows: Hibernia Investment Securities, Inc., New Orleans, Louisiana; for Credit to: include Fund name and class designation, Title or name of account; and Wire Order Number. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.
    MINIMUM INVESTMENT REQUIRED
The minimum initial investment in the Fund by an investor is $1,000. Subsequent investments must be in amounts of at least $100. The Fund may choose to waive the minimum investment requirements for Hibernia National Bank or its affiliates and for directors and employees of Hibernia National Bank.
    WHAT SHARES COST
Shares are sold at their net asset value next determined after an order is received.
Shares are sold without an initial sales charge, but are subject to a contingent deferred sales charge of up to 5.50% if redeemed within six full years following the purchase date. Shares also bear a Rule 12b-1 fee. Class B Shares will automatically convert into Class A Shares, based on relative net asset value, on or around the fifteenth of the month, eight full years after the purchase date. Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but, until conversion, will have a higher expense ratio and pay lower dividends than Class A Shares due to a higher Rule 12b-1 fee and shareholder services fee.




        Shares redeemed within six years of their purchase will be subject to a contingent deferred sales charge according to the following schedule:

           Year of Redemption                                Contingent
                                     Deferred
      After Purchase                                         Sales Charge
                    First......................... 5.5%
                    Second........................ 4.5%
                    Third..........................4%
                    Fourth.........................3%
                    Fifth..........................2%
                    Sixth..........................1%
                    Seventh and thereafter.........0%

    No contingent deferred sales charge will be imposed on: (1) the portion of redemption proceeds attributable to increases in the value of the account due to increases in the net asset value per Share, (2) Shares acquired through reinvestment of dividends and capital gains,
    (3) Shares held for more than six years after the end of the calendar month of acquisition, (4) accounts following the death or disability of a shareholder, or (5) minimum required distributions to a
    shareholder over the age of        70 1/2 from an IRA or other
    retirement plan.
    CONVERSION FEATURE
    Class B Shares include all Shares purchased pursuant to the contingent deferred sales charge alternative which have been outstanding for less than the period ending eight years after the end of the month in which the shareholder's order to purchase Class B Shares was accepted. At the end of this eight year period, Class B Shares may automatically convert to Class A Shares, in which case the Shares will be subject to a lower Rule 12b-1 distribution fee which is assessed on Class A Shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution-related expenses.
For purposes of conversion to Class A Shares, Class B Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares in a shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's Fund account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares.
SALES CHARGE REALLOWANCE. For sales of Class B Shares, HISI and any authorized dealer will normally receive up to 100% of the contingent deferred sales charge. Any portion of the contingent deferred sales charge which is not paid to HISI or a dealer will be retained by the distributor. However, the distributor, in its sole discretion, may uniformly offer to pay to HISI or a dealer selling Shares, all or a portion of the contingent deferred sales charge it normally retains. If accepted by HISI or a dealer, such additional payments will be predicated upon the amount of Shares sold. Such payments may take the form of cash or promotional incentives, such as payment of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell significant amounts of Shares.
OTHER PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, HISI, Hibernia National Bank, or their affiliates may also offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by Hibernia National Bank or its affiliates.
    SYSTEMATIC INVESTMENT PROGRAM
Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received. A shareholder may apply for participation in this program through HISI.
    EXCHANGING SECURITIES FOR FUND SHARES
The Fund may accept securities in exchange for Shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable.
Any securities exchanged must meet the investment objective and policies of the Fund, must have a readily ascertainable market value, must be liquid,


and must not be subject to restrictions on resale. The market value of any securities exchanged in an initial investment, plus any cash, must be at least $25,000.
Shares purchased by exchange of securities cannot be redeemed by telephone for five business days to allow time for the transfer to settle.
Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued. One share of the Fund will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.
    CERTIFICATES AND CONFIRMATIONS
As transfer agent for the Fund, Federated Services Company, through its subsidiary Federated Shareholder Services Company, maintains a share account for each shareholder of record. Share certificates are not issued unless requested by contacting HISI in writing.
Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

    DIVIDENDS
Dividends are declared and paid quarterly to all shareholders in the Fund on the record date. Dividends are automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date net asset value , unless cash payments are requested by writing to the Fund or HISI.


    CAPITAL GAINS
Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.
    REDEEMING SHARES

The Fund redeems Class B Shares at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions may be made on days on which the Fund computes its net asset value. Telephone or written requests for redemption must be received in proper form and can be made through HISI, an authorized broker/dealer or directly to the Fund.
BY TELEPHONE. A shareholder may redeem Shares by calling HISI at 1-800-999-0124 to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from HISI. Redemption instructions given by telephone may be electronically recorded.
Redemption requests through HISI or a broker/dealer must be received by the Fund before 3:00 p.m. (Central Standard Time) in order for Shares to be redeemed at that day's net asset value. HISI or the broker/dealer is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Fund. Registered broker/dealers may charge customary fees and commissions for this service. Proceeds be wired within five days after a proper request for redemption has been received. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.
An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from HISI or the distributor. If reasonable procedures are not followed by the Funds, they may be liable for losses due to unauthorized or fraudulent telephone instructions.
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.
BY MAIL. Shareholders may redeem Shares by sending a written request to HISI. The written request should include the shareholder's name, the Fund name and Class designation, the account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to HISI. Shareholders should call HISI for assistance in redeeming by mail.
Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:
      o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the FDIC;
      o a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchange;
      o a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or
      o any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.
The Fund does not accept signatures guaranteed by a notary public.
The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice. Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.
    SYSTEMATIC WITHDRAWAL PROGRAM
Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through HISI. A contingent deferred sales charge may be imposed on Class B Shares.
    ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum of $1,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the net asset value of the Fund. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

    SHAREHOLDER INFORMATION

    VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each class of the Fund have equal voting rights, except that in matters affecting only a particular class, only shareholders of that class are entitled to vote. As a Massachusetts business trust, Tower Mutual Funds is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in Tower Mutual Funds' or a Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of Tower Mutual Funds' outstanding shares.
    EFFECT OF BANKING LAWS

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.


Some entities providing services to the Trust are subject to such banking laws and regulations. They believe, based on the advice of their counsel, that they may perform those services for the Trust contemplated by any agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.
    State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.
    TAX INFORMATION

    FEDERAL INCOME TAX
The Fund will pay no federal income tax because the Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.
The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Fund will not be combined for tax purposes with those realized by any of the other Funds.


Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.
    OTHER STATE AND LOCAL TAXES
Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.
    OTHER CLASSES OF SHARES

The Tower Capital Appreciation Fund also offers Class A Shares. Class A Shares are sold at net asset value plus a sales charge primarily to institutions and individuals and are subject to a minimum initial investment of $1,000. Programs are available for reducing the front-end sales charge on purchases of Class A Shares.
Both classes are subject to certain of the same expenses.
Class A Shares are distributed under a 12b-1 Plan adopted by the Trust. Expenses differences between classes may affect the performance of each class.
To obtain more information and a prospectus for Class A Shares, investors may call 1-800-999-0124.
    PERFORMANCE INFORMATION

From time to time the Fund may advertise its total return and yield for each class of shares.
Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.
The yield for the Fund is calculated by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding.
Total return and yield will be calculated separately for Class A Shares and Class B Shares. Expense differences between Class A Shares and Class B Shares may affect the performance of each class.
The performance information reflects the effect of non-recurring charges, such as the contingent deferred sales charge which, if excluded, would increase the total return and yield. Occasionally, performance information which does not reflect the effect of the contingent deferred sales charge may be quoted in advertising. From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


    ADDRESSES

    Tower Capital Appreciation Fund
        Class B Shares
                                   Federated Investors Tower
                                   Pittsburgh, Pennsylvania 15222-3779



    Distributor
          Federated Securities Corp.                             Federated
    Investors Tower
                                   Pittsburgh, Pennsylvania 15222-3779



    Investment Adviser
          Hibernia National Bank   Attention: Tower Mutual Funds
                                   P.O. Box 61540
                                   New Orleans, Louisiana 70161



    Custodian
          Hibernia National Bank   Attention: Tower Mutual Funds
                                   P.O. Box 61540
                                   New Orleans, Louisiana 70161



    Transfer Agent and Dividend Disbursing Agent
          Federated Shareholder Services Company

    Federated Investors Tower
                                   Pittsburgh, Pennsylvania 15222-3779



    Independent Auditors
          Ernst & Young LLP        One Oxford Centre
                                   Pittsburgh, Pennsylvania 15219


G00858-01-B (11/96)
Federated Securities Corp.
Distributor












                              TOWER MUTUAL FUNDS
                     STATEMENT OF ADDITIONAL INFORMATION
    This Statement of Additional Information relates to the following six portfolios (individually or collectively referred to as the `Fund'' or `Funds'') of Tower Mutual Funds (the ``Trust''):
           Tower Capital Appreciation Fund;
               Class A Shares
               Class B Shares
           Tower Louisiana Municipal Income Fund;
           Tower Total Return Bond Fund;
           Tower U.S. Government Income Fund;
           Tower Cash Reserve Fund; and
           Tower U.S. Treasury Money Market Fund.


   This Statement should be read with the prospectuses of the Funds dated October 31, 1996 and November 30, 1996. This Statement is not a prospectus. You may request a copy of a prospectus, free of charge by
   calling     1-800-999-0124.
   Federated Investors Tower
   Pittsburgh, Pennsylvania 15222-3779
                      Statement dated November 30, 1996
     THE SHARES OF THE TOWER MUTUAL FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF HIBERNIA NATIONAL BANK OR ITS AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY HIBERNIA NATIONAL BANK OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.
     INVESTMENT IN THE SHARES OF THE TOWER MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
     TOWER CASH RESERVE FUND AND TOWER U.S. TREASURY MONEY MARKET FUND ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THESE FUNDS WILL BE ABLE TO DO SO.


FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA  15222-3779

Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 891836108
Cusip 891836306
Cusip 891836504


Cusip 891836405
Cusip 891836207
Cusip 891836603
006897 (11/96)



    TABLE OF CONTENTS


   GENERAL INFORMATION ABOUT THE FUNDS                        1

     INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS           1
     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS            1
     LENDING OF PORTFOLIO SECURITIES                          1
     REVERSE REPURCHASE AGREEMENTS                            1
     FUTURES AND OPTIONS TRANSACTIONS                         1
     RESTRICTED SECURITIES                                    4
     WARRANTS                                                 4
     LOUISIANA MUNICIPAL BOND INSURERS                        4
     ZERO COUPON SECURITIES                                   5
     RATINGS                                                  5
     CREDIT ENHANCEMENT                                       5
     PORTFOLIO TURNOVER                                       6
   INVESTMENT LIMITATIONS                                     6

     REGULATORY COMPLIANCE                                   11
   TOWER MUTUAL FUNDS MANAGEMENT                             12

     OFFICERS AND TRUSTEES                                   12
     FUND OWNERSHIP                                          13
     TRUSTEES COMPENSATION                                   13
     TRUSTEE LIABILITY                                       13
   INVESTMENT ADVISORY SERVICE                               14

     ADVISER TO THE TRUST                                    14
     ADVISORY FEES                                           14
   BROKERAGE TRANSACTIONS                                    14

   OTHER SERVICES                                            15

     TRUST ADMINISTRATION                                    15


     TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO
      ACCOUNTING SERVICES                                    15
     CUSTODIAN                                               15
     INDEPENDENT AUDITORS                                    15
   PURCHASING SHARES                                         15

     DISTRIBUTION PLAN                                       16
     SHAREHOLDER SERVICES (CAPTIAL APPRECIATION
             FUND-CLASS B SHARES)                            16
     CONVERSION TO FEDERAL FUNDS                             16
   DETERMINING NET ASSET VALUE                               16

     DETERMINING MARKET VALUE OF SECURITIES                  17
     USE OF THE AMORTIZED COST METHOD                        17
     MONITORING PROCEDURES                                   17
     INVESTMENT RESTRICTIONS                                 17
   EXCHANGE PRIVILEGE                                        18

     REQUIREMENTS FOR EXCHANGE                               18
     MAKING AN EXCHANGE                                      18
   REDEEMING SHARES                                          18

     REDEMPTION IN KIND                                      18
     MASSACHUSETTS PARTNERSHIP LAW                           18
   TAX STATUS                                                19

     THE FUNDS' TAX STATUS                                   19
     SHAREHOLDERS' TAX STATUS                                19
     CAPITAL GAINS                                           19
   TOTAL RETURN                                              19

   YIELD                                                     20


   TAX-EQUIVALENT YIELD                                      21

   PERFORMANCE INFORMATION                                   21

     ECONOMIC AND MARKET INFORMATION                         23
   FINANCIAL STATEMENTS                                      23

   APPENDIX                                                  24





    GENERAL INFORMATION ABOUT THE FUNDS

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 8, 1988. As of the date of this Statement, the Trust consists of six separate portfolios of securities (the `Funds'') which are as follows: Tower Capital Appreciation Fund
(`Capital Appreciation Fund''), Tower Louisiana Municipal Income Fund (`Louisiana Municipal Income Fund''), Tower Total Return Bond Fund
(`Total Return Bond Fund''), Tower U.S. Government Income Fund (``U.S. Government Income Fund'), Tower Cash Reserve Fund (``Cash Reserve Fund''), and Tower U.S. Treasury Money Market Fund (`U.S. Treasury Money Market Fund''and together with Cash Reserve Fund, the ``Money Market Funds''). Capital Appreciation Fund currently offers two classes of shares,which are designated as Class A Shares and Class B Shares .
    INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS

The Prospectus discusses the objective of each Fund and the policies it employs to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the Prospectus.
The Funds' respective investment objectives cannot be changed without approval of shareholders. The investment policies described below may be changed by the Board of Trustees (the `Trustees'') without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled.
    LENDING OF PORTFOLIO SECURITIES
The Funds (except the Money Market Funds) may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
    REVERSE REPURCHASE AGREEMENTS
The Funds (except U.S. Treasury Money Market Fund) may invest in reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future such Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
    FUTURES AND OPTIONS TRANSACTIONS
The Funds (except the Money Market Funds) may engage in or reserve the right to engage in put and call options, financial futures, and options on futures as discussed for those Funds in the prospectus. For purposes of Capital Appreciation Fund, financial futures may include stock index futures.
The Funds will maintain positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series.

     FINANCIAL FUTURES CONTRACTS
     A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract (`going short'') and the buyer who agrees to take delivery of the security (`going long'') at a certain time in the future. Financial futures contracts call for the delivery of particular debt securities issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge their holdings of securities, the Funds could enter into contracts to deliver securities at a predetermined price (i.e., `go short'') to protect themselves against the possibility that the prices of their securities may decline during the Funds' anticipated holding period. The Funds would `go long'' (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
     PURCHASING PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
     Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.
     A Fund could purchase put options on futures to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates or as a means of reducing fluctuations in the net asset value of shares of the Fund. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by such Fund for the original option plus the realized decrease in value of the hedged securities.
     Alternately, a Fund may exercise its put to close out the position.
     To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
     WRITING CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS
     In addition to purchasing put options on futures, a Fund may write listed call options on futures contracts for U.S. government securities to hedge its portfolio against an increase in market interest rates. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, a Fund's obligation under a call option on a future (to sell a futures contact) costs less to fulfill, causing the value of such Fund's call option position to increase.
     In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that Fund keeps the premium received for the option. This premium can offset the drop in value of such Fund's fixed income securities which is occurring as interest rates rise.
     Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, such Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The new premium income of the Fund will then offset the decrease in value of the hedged securities.
     WRITING PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
     The Funds may write listed put options on financial futures contracts for U.S. government securities to hedge its portfolio against a decrease in market interest rates. When a Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option. As market interest rates decrease, the market price of the underlying futures contract increases.


     As the market value of the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future due to the decrease in market interest rates.
     Prior to the expiration of the put option, or its exercise by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of buying the second option will be less than the premium received by such Fund for the initial option. PURCHASING CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS
     When a Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option. As market interest rates fall, the value of the underlying futures contract will normally increase, resulting in an increase in value of such Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, a Fund could exercise its option and buy the futures contract below market price.


     LIMITATION ON OPEN FUTURES POSITION
     A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts.
     If this limitation is exceeded at any time, a Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
     MARGIN IN FUTURES TRANSACTIONS
     Unlike the purchase or sale of a security, a Fund does not pay or receive money upon the purchase or sale of a futures contract.
     Rather, the Fund is required to deposit an amount of `initial margin''in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good-faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
     A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called `variation margin,'' equal to the daily change in value of the futures contract. This process is know as `marking to market.'' Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the


     Fund and the broker of the amount one would owe the other if the futures contract expires. In computing its daily net asset value, a Fund will mark-to-market its open futures positions.
     The Funds are also required to deposit and maintain margin when they write call options on futures contracts.
     PURCHASING PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES
     The Funds may purchase put and call options on portfolio securities to protect against price movements in particular securities. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives a Fund, in return for a premium, the right to buy the underlying security from the seller. Capital Appreciation Fund may only buy put options which are listed on a recognized options exchange.
     WRITING COVERED PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES
     As writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. As a writer of a put option, a Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.
     A Fund may only write call options either on securities held in it portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, a Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.
RESTRICTED SECURITIES
The Funds may invest in restricted securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. The Funds will not invest more than 10% of the value of its total assets in restricted securities.
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the `Rule''). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities:
      o the frequency of trades and quotes for the security;
      o the number of dealers willing to purchase or sell the security and the number of potential buyers;
      o dealer undertakings to make a market in the security; and
      o the nature of the security and the nature of the marketplace trades.
The Funds may invest in commercial paper issued in reliance on an exemption from registration afforded by Section 4(2) of the Securities Act of 1933.
Section 4(2) paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as a Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors, like the Funds, through or with the assistance of the issuer or investment dealers who make a market in Section 4(2), thus providing liquidity.
WARRANTS
Capital Appreciation Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock. The Fund will not invest more than 5% of its net assets in warrants. No more than 2% of the Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange.
LOUISIANA MUNICIPAL BOND INSURERS
If a high-rated security loses its rating or has its rating reduced after Louisiana Municipal Income Fund has purchased it, the Fund is not required to drop the security from its portfolio, but may consider doing so. If ratings made by Moody's Investors Services, Inc. (`Moody's'') or Standard
& Poor's Ratings Group (`S&P'') change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.
Municipal bond insurance may be provided by one or more of the following insurers or any other municipal bond insurer which is rated Aaa by Moody's or AAA by S&P.
     MUNICIPAL BOND INVESTORS ASSURANCE CORP.
     Municipal Bond Investors Assurance Corp. (`MBIA'') is a wholly-owned subsidiary of MBIA, Inc., a Connecticut insurance company, which is owned by The Aetna Life and Casualty, Credit Local DeFrance CAECL, S.A., The Fund American Companies, and the public. The investors of MBIA, Inc., are not obligated to pay the obligations of MBIA. MBIA, domiciled in New York, is regulated by the New York State Insurance Department and licensed to do business in various states. The address of MBIA is 113 King Street, Armonk, New York 10504, and its telephone number is (914) 273-4345. S&P has rated the claims-paying ability of MBIA `AAA.''
     AMBAC INDEMNITY CORPORATION
     AMBAC Indemnity Corporation (`AMBAC'') is a Wisconsin-domiciled stock insurance company, regulated by the Insurance Department of Wisconsin, and licensed to do business in various states. AMBAC is a wholly-owned subsidiary of AMBAC, Inc., a financial holding company which is owned by the public. Copies of certain statutorily required filings of AMBAC can be obtained from AMBAC. The address of AMBAC's administrative offices is One State Street Plaza, 17th Floor, New York, New York 10004, and its telephone number is (212)668-0340. S&P has rated the claims-paying ability of AMBAC `AAA.''
     FINANCIAL GUARANTY INSURANCE COMPANY
     Financial Guaranty Insurance Company (`Financial Guaranty'') is a wholly-owned subsidiary of FGIC Corporation, a Delaware holding company. FGIC Corporation is wholly-owned by General Electric Capital


     Corporation. The investors of FGIC Corporation are not obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is subject to regulation by the state of New York Insurance Department and is licensed to do business in various states. The address of Financial Guaranty is 115 Broadway, New York, New York 10006, and its telephone number is (212) 312-3000. S&P has rated the claims-paying ability of Financial Guaranty `AAA.''
     FINANCIAL SECURITY ASSURANCE INC.
     Financial Security Assurance Inc. (FSA) insures municipal, asset-backed and residential mortgage-backed obligations. FSA is a majority-owned subsidiary of US West Capital Corp. US West is attempting to find a buyer for FSA. The address of FSA is 350 Park Avenue, New York, New York 10022, and its telephone number is (212) 826-0100. The claims-paying ability for FSA holds the highest available ratings from Moody's (Aaa) and S&P (AAA).
ZERO-COUPON SECURITIES
The Funds may invest in Zero-Coupon Securities. Zero-coupon securities are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds and other mutual funds investing in securities making current distributions of interest and having similar maturities.
Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the `corpus'') of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts (`TIGRS'') and Certificates of Accrual on Treasuries (``CATS''). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer of holder thereof), in trust on behalf of the owners thereof.
In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as `STRIPS'' or ``Separate Trading of Registered Interest and Principal of Securities.'' Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificated or other evidence of ownership of the underlying U.S. Treasury securities.
When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

    RATINGS
A nationally recognized statistical rating organization's ("NRSROs") highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by S&P, Prime-1 by Moody's, or F-1 (+ or -) by Fitch Investors Service (`Fitch'') are all considered to be rated in the highest short-term rating category. Cash Reserve Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."
    CREDIT ENHANCEMENT
Cash Reserve Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit-enhancement (the "credit enhancer"), rather than the issuer. However, the credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer. The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.


    PORTFOLIO TURNOVER
Capital Appreciation Fund's portfolio turnover rate for the fiscal years ended August 31, 1996, and 1995 were 69% and 69%, respectively.
Louisiana Municipal Income Fund conducts portfolio transactions to accomplish its investment objective as interest rates change, to invest new money obtained from selling its shares, and to meet redemption requests. The Fund may trade or dispose of portfolio securities at any time if it appears that trading or selling the securities will help the Fund achieve its investment objective. For fiscal years ended August 31, 1996 and 1995, the portfolio turnover rates were 17% and 22%, respectively.
Total Return Bond Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. For the fiscal years ended August 31, 1996 and 1995, the portfolio turnover rates were 38% and 91%, respectively.
Although U.S. Government Income Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. For the fiscal years ended August 31, 1996 and 1995, the portfolio turnover rates were 27% and 5%, respectively.
    INVESTMENT LIMITATIONS

     DIVERSIFICATION OF INVESTMENTS
     With respect to 75% of the value of its total assets, Capital Appreciation Fund will not purchase securities of any one issuer, except cash and cash items and securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. To comply with certain state restrictions, the Fund will not purchase securities of any issuer, except for securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, if as a result more than 5% of its total assets would be invested in securities of that issuer. (If state restrictions change, this latter restriction may be revised without shareholder approval or notification.)
     Capital Appreciation Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.
     With respect to 75% of the value of Total Return Bond Fund's total assets, the Fund will not invest more than 5% of the value of its total assets in any one issuer (except cash and cash items, repurchase agreements, and U.S. government obligations). The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer.
     Cash Reserve Fund will not purchase securities issued by any one issuer having a value of more than 5% of the value of its total assets except cash or cash items, repurchase agreements, and U.S. government obligations.


     With respect to securities comprising 75% of the value of its total assets, U.S. Treasury Money Market Fund will not purchase securities of any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. Treasury securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.


     (For purposes of the foregoing limitations, the Funds consider instruments issued by a U.S. branch of a domestic bank having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items.")
     CONCENTRATION OF INVESTMENTS
     Capital Appreciation Fund will not invest 25% or more of its total assets in securities of issuers having their principal business activities in the same industry. Total Bond Fund will not invest 25% or more of the value of its total assets in any one industry.
     However, investing in U.S. government obligations shall not be considered investments in any one industry. Cash Reserve Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry. ACQUIRING SECURITIES
     Cash Reserve Fund will not acquire the voting securities of any issuer. It will not invest in securities issued by any other investment company. It will not invest in securities of a company for the purpose of exercising control or management.
     INVESTING IN COMMODITIES
     Capital Appreciation Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, the Fund may purchase put options on portfolio securities and on financial futures contracts as a hedging strategy and not for speculative purposes. In addition, the Fund reserves the right to hedge the portfolio by entering into financial futures contracts and to sell calls on financial futures contracts. The Fund will notify shareholders before such a change in its operating policies is implemented.
     Louisiana Municipal Income Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. The Fund may, however, enter into future contracts on financial instruments or financial indexes and may purchase or sell options on such futures contracts. Such investments will be used as a hedging strategy only and not for speculative purposes and will not exceed 5% of the Fund's total net assets.
     Total Return Bond Fund will not purchase or sell commodities or commodities futures contracts. However, the Fund may purchase put and call options on portfolio securities and on financial futures contracts. In addition, the Fund reserves the right to hedge the portfolio by entering into financial futures contracts and to sell puts and calls on financial futures contracts.
     U.S. Government Income Fund will not purchase or sell commodities, except that the Fund may purchase or sell financial futures contracts and related options.
     Cash Reserve Fund will not invest in commodities or commodity contracts.
     U.S. Treasury Money Market Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.
     ISSUING SENIOR SECURITIES AND BORROWING
     Capital Appreciation Fund, Louisiana Municipal Income Fund, U.S. Government Income Fund, and Cash Reserve Fund will not issue senior securities except that each Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets (net assets in the case of U.S. Government Income


     Fund) including the amount borrowed. A Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolios securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, a Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements. With respect to Cash Reserve Fund, if a percentage limit is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value of net assets will not result in a violation of such restriction.
     Total Return Bond Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.


     U.S. Treasury Money Market Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money except as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. PLEDGING ASSETS
     Capital Appreciation Fund, Louisiana Municipal Income Fund, and Cash Reserve Fund will not mortgage, pledge, or hypothecate securities, except to secure permissible borrowings. In those cases, a Fund may pledge assets having a value of 15% of its assets taken at cost.
     Total Return Bond Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.
     U.S. Government Income Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets as the time of the borrowing.
     Neither the deposit of underlying securities and other assets in escrow in connection with the writing of put or call options on U.S. government securities nor margin deposits for the purchase and sale of financial futures contracts and related options are deemed to be a pledge.
     To comply with certain state restrictions, the Funds will limit these pledges of assets to 10% of its net assets at market. (If state restrictions change, this latter restriction may be revised without shareholder approval or notification.)
     SELLING SHORT AND BUYING ON MARGIN
     Capital Appreciation Fund will not purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.
     Louisiana Municipal Income Fund will not sell securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.
     Total Return Bond Fund and U.S. Government Income Fund will not sell securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
     Cash Reserve Fund will not sell any money market instruments short or purchase any money market instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.


     UNDERWRITING
     Capital Appreciation Fund and Louisiana Municipal Income Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the disposition of its portfolio securities.
     Total Return Bond Fund, U.S. Government Income Fund, and U.S. Treasury


     Money Market Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.
     Cash Reserve Fund will not engage in underwriting of securities issued by others.
     INVESTING IN REAL ESTATE
     Capital Appreciation Fund and Louisiana Municipal Income Fund will not purchase or sell real estate although a Fund may invest in securities secured by real estate or interest in real estate or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.
     Total Return Bond and U.S. Government Income Fund will not buy or sell real estate, including limited partnership interests, although a Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
     Cash Reserve Fund will not invest in real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests. In order to comply with registration requirements of a particular state, Cash Reserve Fund will not invest in real estate limited partnerships. (If state requirements change, this limitation may be revised without notice to shareholders.)
     U.S. Treasury Money Market Fund will not purchase or sell real estate, including limited partnership interests.
     LENDING CASH OR SECURITIES
     Capital Appreciation Fund will not lend any of its assets, except portfolio securities . This shall not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by its investment objective and policies or the declaration of trust.
     Louisiana Municipal Income will not lend any assets except portfolio securities up to one-third of the value of its total assets. The Fund may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations. Total Return Bond Fund will not lend any of its assets except portfolio securities. This shall not prevent the purchase or holding of corporate bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Fund's investment objective and policies.
     U.S. Government Income Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. Cash Reserve Fund will not lend any of its assets, except that it may purchase or hold money market instruments, including repurchase agreements and variable amount demand master notes, permitted by its investment objective and policies.
     U.S. Treasury Money Market Fund will not lend any of its assets, except that it may purchase or hold U.S. Treasury obligations, permitted by its investment objective, policies and limitations or the declaration of trust.
     INVESTING IN MINERALS
     Capital Appreciation Fund and Louisiana Municipal Income Fund will not invest in interests in oil, gas, or other mineral exploration or development programs, other than debentures or equity stock interests.


     U.S. Government Income Fund will not purchase or sell oil, gas, or other mineral exploration or development programs.


     INVESTING IN RESTRICTED SECURITIES
     Louisiana Municipal Income Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under the Securities Act of 1933.
Except as noted, the above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Except as noted, shareholders will be notified before any material change in these limitations becomes effective.
     PURCHASING SECURITIES TO EXERCISE CONTROL
     The Funds will not purchase securities of a company for the purpose of exercising control or management.
     INVESTING IN WARRANTS
     Capital Appreciation Fund will not invest more than 5% of its assets in warrants. No more than 2% of the Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York Stock Exchange or the American Stock Exchange. (If state restrictions change, this latter restriction may be revised without notice to shareholders.) For purposes of this investment restriction, warrants will be valued at the lower of cost or market, except that warrants acquired by the Fund in units with or attached to securities may be deemed to be without value.
     INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Funds will limit their investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any investment company, or invest no more than 10% of its total assets in investment companies in general. The Funds will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by a Fund in shares of another investment company would be subject to such duplicate expenses. The Funds will invest in other investment companies primarily for the purposes of investing its short-term cash on a temporary basis. The investment adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.
     INVESTING IN NEW ISSUERS
     The Funds will not invest more than 5% of the value of their total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.
     Louisiana Municipal Income Fund will not invest more than 5% of the value of its total assets in industrial development bonds where the payment of principal and interest is the responsibility of companies (or, guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor. INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Funds will not purchase or retain the securities of any issuer if the officers and Trustees of the Funds or their adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
     ARBITRAGE TRANSACTIONS
     To comply with certain state restrictions, the Funds will not enter into transactions for the purpose of engaging in arbitrage. If state requirements change, this restriction may be revised without shareholder notification.
     WRITING COVERED CALL OPTIONS AND PURCHASING PUT OPTIONS
     Capital Appreciation Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. The Fund will not purchase put options on securities, other than put options on stock indices, unless the securities are held in the Fund's portfolio and not more than 5% of the value of the Fund's net assets would be invested in premiums on open put option positions.
     Total Return Bond Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio. The Fund will not write put or call options or purchase put or call options in excess of 5% of the value of its total assets.
     U.S. Government Income Fund will not write covered put and call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio. INVESTING IN RESTRICTED SECURITIES
     Capital Appreciation Fund will not purchase restricted securities if immediately thereafter more than 10% of the total assets of the Fund, taken at market value, would be invested in such securities (except for commercial paper issued under Section 4(2) of the Securities Act of 1933). To comply with certain state restrictions, the Fund will limit these transactions to 5% of its net assets. (If state restrictions change, this latter restriction may be revised without shareholder approval or notification.)
     Total Return Bond Fund may invest up to 10% of its total assets in restricted securities. Certain restricted securities which the Trustees deem to be liquid will be excluded from this limitation. The restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933.
     INVESTING IN MINERALS
     Total Return Bond Fund will not purchase in oil, gas, or other mineral exploration or development programs or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.
     U.S. Treasury Money Market Fund will not purchase oil, gas, or other mineral exploration or development programs or leases.
     In order to comply with registration requirements of a particular state, Cash Reserve Fund will not invest in oil, gas, or other mineral leases. (If state requirements change, these limitations may be revised without notice to shareholders.)
Capital Appreciation Fund did not borrow money, pledge securities or invest in illiquid securities in excess of 5% of the value of its net assets in the last fiscal year and has no present intent to do so during the coming fiscal year. To comply with registration requirements in certain states, the Fund (1) will limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than


25% of its net assets, (2) will limit the premiums paid for options purchased by the Fund to 20% of its net assets, and (3) limit the margin deposits on futures contracts entered into by the Fund to 5% of its net assets. (If state requirements change, these restrictions may be revised without shareholder notification.)
Louisiana Municipal Income Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.
U.S. Government Income Fund did not engage in reverse repurchase agreements, borrow money, or invest in illiquid securities in excess of 5% of the value of its net assets in the last fiscal year and has no present intent to do so during the coming year.
Cash Reserve Fund did not borrow money or engage in when-issued and delayed delivery transactions in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming year.
U.S. Treasury Money Market Fund does not expect to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment a later increase or decrease in percentage resulting from any change in value of a Fund's net assets will not result in a violation of any of the above restrictions.
    REGULATORY COMPLIANCE
The Money Market Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Funds will comply with the various requirements of Rule 2a-


7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of a Fund's total assets in the securities of any one issuer, although a Fund's investment limitations only requires such 5% diversification with respect to 75% of its assets. The Funds will invest more than 5% of their respective assets in any one issuer only under circumstances permitted by Rule 2a-7. The Funds will also determine the effective maturity of their investments, as well as their ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. Except as otherwise noted, the Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.
    TOWER MUTUAL FUNDS MANAGEMENT

    OFFICERS AND TRUSTEES
Officers and Trustees are listed with their addresses, principal occupations, and present positions, including any affiliation with Hibernia National Bank, Hibernia Corporation, Federated Investors, Federated Securities Corp., and Federated Administrative Services.

Edward C. Gonzales*+
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President, Trustee and Treasurer
Vice Chairman, Treasurer and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research, and Passport Research Ltd.; Executive Vice President and Director, Federated Securities Corp.;


Chairman, Federated Services Company; Trustee, Federated Shareholder Services; Chairman, Treasurer and Trustee, Federated Administrative Services; Executive Vice President and Treasurer and/or Trustee or Director of certain investment companies advised or distributed by affiliates of Federated Investors.

Robert L. diBenedetto, M.D.
781 Colonial Drive
Baton Rouge, LA
Birthdate:
Trustee
Gynecologist; Medical Director, Woman's Hospital; Vice President,
Investment and Audit; President, Louisiana Medical Mutual Insurance Company; Medical Director, Women's Hospital Physician Hospital
Organization.


James A. Gayle, Sr.
613 Turtle Creek Drive
Shreveport, LA
Birthdate:
Trustee
Vice President of Government Affairs and Community Development and Director, Shreveport Chamber of Commerce; Director, Louisiana Forestry Association; Director, Anthony Forest Products Company, Inc.; Retired from International Paper Company in August 1985.

J. Gordon Reische +
20 Dogwood Drive
Covington, LA


Birthdate: September 11, 1931
Trustee
Retired Managing Partner, New Orleans office, KPMG - Peat Marwick.

Jeffrey W. Sterling
Federated Investors Tower
Pittsburgh, PA
Birthdate:  February 5, 1947
Vice President and Assistant Treasurer
Vice President and Director, Private Label Management, Federated
Administrative Services.

Peter J. Germain
Federated Investors Tower
Pittsburgh, PA
Birthdate:  September 3, 1959
Secretary
Senior Corporate Counsel, Federated Investors.

*This Trustee is deemed to be an `interested person'' of the Fund or Tower Mutual Funds as defined in the Investment Company Act of 1940.
+Members of Tower Mutual Funds' Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
    FUND OWNERSHIP
Officers and Trustees of the Trust own less than 1% of each Fund's outstanding shares.
The following list indicates the beneficial ownership of shareholders who are the beneficial owners of more than 5% of the outstanding shares of the following Funds as of October 18, 1996: Hibernia National Bank, New Orleans, LA, acting in various capacities for numerous accounts, was the owner of record of 1,885,839 shares (19.62%) of Class A Shares of Capital Appreciation Fund, 387,329 shares (5.28%) of Total Return Bond Fund, 9,925,710 shares (5.67%) of Cash Reserve Fund and 7,481,970 shares (5.38%) of U.S. Treasury Money Market Fund; Bost & Co., Pittsburgh, PA, for the benefit of Hibernia National Bank, was the owner of record of 51,565,127 shares (29.45%) of Cash Reserve Fund and 26,226,315 shares (18.88%) of U.S. Treasury Money Market Fund; and Bost & Co., c/o Mellon Bank N.A., was the owner of record of 88,996,516 shares (50.82%) of Cash Reserve Fund and 46,295,431 shares (33.32%) of U.S. Treasury Money Market Fund.
    TRUSTEES COMPENSATION
                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM
TRUST            CORPORATION*+

Edward C. Gonzales       $0
President, Trustee, Treasurer
Robert L. di Benedetto,  $10,200
Trustee
James A. Gayle, Sr.,     $12,000
Trustee
J. Gordon Reische,       $12,000
Trustee
*Information is furnished for the fiscal year ended August 31, 1996. The Trust is the only investment company in the complex.
+The aggregate compensation is provided for the Trust which is comprised of 6 portfolios.


    TRUSTEE LIABILITY
Tower Mutual Funds' Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

    INVESTMENT ADVISORY SERVICE

    ADVISER TO THE TRUST
The Trust's investment adviser is Hibernia National Bank (the "Adviser"). It provides investment advisory services through its Trust Division. Hibernia National Bank is a wholly-owned subsidiary of Hibernia Corporation.
The Adviser shall not be liable to the Tower Mutual Funds, a Fund, or any shareholder of any Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with Tower Mutual Funds.
Because of the internal controls maintained by Hibernia National Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Hibernia National Bank's or its affiliates' lending relationships with an issuer.
    ADVISORY FEES
For its advisory services, Hibernia National Bank receives an annual investment advisory fee as described in the prospectuses. The following shows all investment advisory fees incurred by the Funds and the amounts of those fees that were voluntarily waived by the Adviser:


                  Year Ended       Amount   Year Ended         Amount Year
Ended             Amount
Fund Name         Aug 31, 1996     Waived-1996        Aug 31, 1995
                  Waived-1995      Aug 31, 1994       Waived-1994

Capital Appreciation Fund $1,204,309        $0       $1,018,267  $0
                  $1,048,592       $0
Louisiana Municipal
Income Fund       $298,550$53,076  $314,904 $55,983  $ 384,286 $68,318
Total Return Bond Fund    $501,491          $0       $491,566  $0     $
451,203           $0
U.S. Government
Income Fund       $183,788 $24,505 $223,677 $29,824  $354,418  $47,256
Cash Reserve Fund $778,592 $0      $814,726 $0       $681,321  $0
U.S. Treasury Money
Market Fund       $500,504$275,277 $341,980 $188,089 $ 164,112 $91,001
     STATE EXPENSE LIMITATION
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If a Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the Adviser will reimburse a Fund for its expenses over the limitation.
     If a Fund's monthly projected operating expenses exceed this expense limitation, the investment advisory fee paid will be reduced by the
     amount of the excess, subject to an annual adjustment.   If the


     expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
    BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Funds or to the Adviser and may include; advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers may be used by the Adviser or its affiliates in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended August 31, 1996, 1995, and 1994, Capital Appreciation Fund paid


$238,669, $304,546, and $839,421, respectively, in brokerage commissions on brokerage transactions.
Although investment decisions for the Funds are made independently from those of other accounts managed by the Adviser, investments of the type the Funds may make may also be made by those other accounts. When the Funds and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds. In some cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.
    OTHER SERVICES

    TRUST ADMINISTRATION
Federated Administrative Services, which is a subsidiary of Federated Investors, provides administrative personnel and services to the Funds for
a fee described in the prospectus.   The following shows all fees earned by
Federated Administrative Services and the amounts of those fees that were voluntarily waived:
                 Year Ended        Amount    Year Ended        Amount Year
Ended            Amount
Fund Name        Aug 31, 1996      Waived-1996      Aug 31, 1995 Waived-
1995             Aug 31, 1994      Waived-1994
Capital Appreciation Fund   $206,816$0        $177,184          $0
                  $184,784  $0
Louisiana Municipal
Income Fund       $85,488   $0      $ 91,349  $0     $112,857   $0


Total Return Bond Fund      $92,287 $0        $ 91,672          $0    $
85,233            $0
U.S. Government
Income Fund       $52,624   $0      $ 64,915  $0     $104,100   $0
Cash Reserve Fund $250,721  $0      $265,774  $0     $225,124   $0
U.S. Treasury Money
Market Fund       $161,067  $0      $111,430  $0     $ 54,326   $1,781
    TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND PORTFOLIO ACCOUNTING
    SERVICES
Federated Shareholder Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Services Company, is transfer agent for the shares of the Funds and dividend disbursing agent for the Funds. It also provides certain accounting and recordkeeping services with respect to the Funds' portfolios of investments.
Federated Shareholder Services Company receives a fee based on the size, type, and number of accounts and transactions made by shareholders. Federated Shareholder Services Company also maintains the Funds' accounting records. The fee is based on the level of a Fund's average net assets for the period plus out-of-pocket expenses.
    CUSTODIAN
For its services as custodian, Hibernia National Bank, New Orleans, Louisiana, may receive an annual fee, payable monthly based on a percentage of each Fund's average aggregate daily net assets, plus out-of-pocket expenses.
    INDEPENDENT AUDITORS
The independent auditors for the Funds are Ernst & Young LLP, Pittsburgh, Pennsylvania.


    PURCHASING SHARES

Class A Shares of Capital Appreciation Fund and shares of Louisiana Municipal Income Fund, Total Return Bond Fund, and U.S. Government Income Fund are sold at their net asset value with a front end sales charge.
Class B Shares of Capital Appreciation Fund are sold at net asset value and are subject to a contingent deferred sales charge within six full years of purchase. The Money Market Funds are sold at net asset value without a sales charge. Shares of the Funds are sold on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the combined prospectus under "Investing in the Funds" and in the Capital Appreciation Fund Class B Shares prospectus under `Investing in the Fund.''
    DISTRIBUTION PLAN
Tower Mutual Funds has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. The Plan permits the payment of fees to brokers for distribution and administrative services and to administrators for administrative services. The Plan is designed to (i) stimulate brokers to provide distribution and administrative support services to shareholders and (ii) stimulate administrators to render administrative support services to shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals. By adopting the Plan, the Trustees expect that the Funds will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Funds in seeking to achieve their investment objectives. By identifying potential investors whose needs are served by a Fund's objective, and properly servicing these accounts, a Fund may be able to curb sharp fluctuations in rates of redemptions and sales. Other benefits may include: (1) an efficient and effective administrative system; (2) a more efficient use of shareholder assets by having them rapidly invested with a minimum of delay and administrative detail; and (3) an efficient and reliable shareholder records system and prompt responses to shareholder requests and inquiries concerning their accounts.
For the fiscal year ended August 31, 1996, payments in the amount of $401,436, $179,104, and $486,620 were made pursuant to the distribution plans for Capital Appreciation Fund (Class A Shares), Total Return Bond Fund, and Cash Reserve Fund, all of which were paid to financial institutions.
    SHAREHOLDER SERVICES (CAPTIAL APPRECIATION FUND-CLASS B SHARES)
The Shareholder Services Agreement permits the payment of fees to Federated Shareholder Services to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses. Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and
(4) responding promptly to shareholders' requests and inquiries concerning their accounts.


    CONVERSION TO FEDERAL FUNDS
It is the Funds' policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Hibernia National Bank or its affiliates act as the shareholder's agent in depositing checks and converting them to federal funds.
    DETERMINING NET ASSET VALUE

Net asset value of the Funds (except the Money Market Funds) generally changes each day. The Money Market Funds attempt to stabilize the value of a share at $1.00. The days on which the net asset value is calculated by a Fund are described in the prospectus.
    DETERMINING MARKET VALUE OF SECURITIES
Market values of the Equity and Income Funds' portfolio securities are determined as follows:
      o for equity securities, according to the last sale price on a national securities exchange, if applicable;
      o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;
      o for unlisted equity securities, the latest bid prices;
      o for bonds and other fixed income securities, as determined by an independent pricing service;
      o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or for short-term obligations with remaining maturities of less than 60 days, at the time of purchase, at amortized cost; or
      o for all other securities, at fair value as determined in good faith by the Board of Trustees.


Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The Funds will value futures contracts, options, and put options on futures and at their market values established by the exchanges at the close of option trading on such exchanges unless the Board of Trustees determine in good faith that another method of valuing option positions is necessary to appraise their fair value.
    USE OF THE AMORTIZED COST METHOD
With respect to the Money Market Funds, the Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
The Funds' use of the amortized cost method of calling portfolio instruments depends on its compliance with Rule 2a-7 (the `Rule'') promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and a Fund's investment objective.
Under the Rule, a Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise. The Fund acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as a part of the underlying instruments, because the Fund does not acquire then for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Rule defines demand features and standby commitments as `puts,'' the Fund does not consider them to be separate investments for the purposes of its investment policies.
  MONITORING PROCEDURES
     The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .5% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
  INVESTMENT RESTRICTIONS
     The Rule requires that a Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more nationally recognized statistical rating organizations. The Rule also requires a Fund to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by the Fund.
     Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, a Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by a Fund will meet the same criteria and will have investment policies consistent with Rule 2a-7.
     A Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by normal unrealized appreciation or depreciation of the portfolio.
     In periods of declining interest rates, the indicated daily yield on shares of a Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
     In periods of rising interest rates, the indicated daily yield on shares of a Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.
    EXCHANGE PRIVILEGE

    REQUIREMENTS FOR EXCHANGE
Shareholders using the exchange privilege must exchange shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.


Class B Shares of Capital Appreciation Fund are not eligble for exchange into other funds.
This privilege is available to shareholders residing in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund.
Further information on the exchange privilege and prospectuses may be obtained by calling the Fund at the number on the cover of this Statement.
    MAKING AN EXCHANGE
Instructions for exchanges may be given in writing. Written instructions may require a signature guarantee. Shares may also be exchanged by telephone, but only between fund accounts that have identical shareholder registrations.
    REDEEMING SHARES

A Fund redeems shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions for Capital Appeciation Fund-Class B Shares may be subject to a contingent deferred sales charge. Redemption procedures are explained in the prospectuses under `Redeeming Shares.'' Although the Fund does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
    REDEMPTION IN KIND
A Fund is obligated to redeem shares solely in cash up to $250,000, or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period.
Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as net asset value is determined. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
    MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of Tower Mutual Funds. To protect shareholders, Tower Mutual Funds has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of Tower Mutual Funds. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument Tower Mutual Funds or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for obligations of Tower Mutual Funds, Tower Mutual Funds is required to use its property to protect or to compensate the shareholder. On request, Tower Mutual Funds will defend any claim made and pay any judgment against a shareholder for any act or obligation of Tower Mutual Funds. Therefore, financial loss resulting from liability as a shareholder will occur only if Tower Mutual Funds cannot meet its obligations to indemnify shareholders and to pay judgments against them from its assets.


    TAX STATUS

    THE FUNDS' TAX STATUS
The Funds will pay no federal income tax because they expect to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, a Fund must, among other requirements:
      o derive at least 90% of its gross income from dividends, interest, and gain from the sale of securities;
      o derive less than 30% of its gross income from the sale of securities held less than three months;
      o invest in securities within certain statutory limits; and
      o distribute to its shareholders at least 90% of its net income earned during the year.
    SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains reviewed as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
    CAPITAL GAINS
Long -term capital gains distributed to Fund shareholders (except the Money Market Funds) will be treated as long-term capital gains regardless of how long shareholders have held Fund shares.
Capital gains experienced by a Money Market Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, a Fund realized net long-term capital gains, it will distribute them at least once every 12 months.


    TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
Capital Appreciation Fund's average annual total returns for Class A Shares for the one-year and five-year periods ended August 31, 1996 and for the period from October 14, 1988 (date of initial public investment) to August 31, 1996 were 14.47%, 11.83 % and 13.82%, respectively.
Louisiana Municipal Income Fund's average annual total returns for the one-year and five-year periods ended August 31, 1996, and, for the period from October 14, 1988 (date of initial public investment) to August 31, 1996, were 1.89%, 6.50%, and 6.93%, respectively.
Total Return Bond Fund's average annual total returns for the one-year period ended August 31, 1996 and for the period from November 2, 1992 (date of initial public investment) to August 31, 1996, were -0.18% and 4.56%, respectively.
U.S. Government Income Fund's average annual total returns for the one-year and five-year periods ended August 31, 1996 and for the period from October 14, 1988 (date of initial public investment) to August 31, 1996 were 0.64%, 5.36% and 7.19%, respectively.
Cash Reserve Fund's average annual total returns for the one-year and five-year periods ended August 31, 1996 and for the period from October 14, 1988


(effective date of the Trust's registration statement) to August 31, 1996 were 4.79%, 3.74% and 5.32%, respectively.
U.S. Treasury Money Market Fund's average annual total return for the one-year period and the period from July 19, 1993 (date of initial public investment) to August 31, 1996 were 5.08% and 4.29%, respectively.
    YIELD

The yield for a Fund (except the Money Market Funds) is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by a Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Fund, the performance will be reduced for those shareholders paying those fees.
Capital Appreciation Fund's yield for Class A Shares for the thirty-day period ended August 31, 1996 was 1.04%.
Louisiana Municipal Income Fund's yield for the thirty-day period ended August 31, 1996 was 4.97%.
Total Return Bond Fund's yield for the thirty-day period ended August 31, 1996 was 5.63%.


U.S. Government Income Fund's yield for the thirty-day period ended August 31, 1996 was 6.20%.
The Money Market Funds calculate yield based upon the seven days ending on the day of the calculation, called the `base period.'' This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.
Cash Reserve Fund's yield for the seven-day period ended August 31, 1996 was 4.51%.
U.S. Treasury Money Market Fund's yield for the seven-day period ended August 31, 1996 was 4.81%.


    TAX-EQUIVALENT YIELD

Louisiana Municipal Income Fund's tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a combined federal and state marginal tax rate of 45.60% and assuming that the income is 100% tax-exempt.
The Fund's tax-equivalent yield for the thirty-day period ended August 31, 1996 was 9.13%.

                     TAXABLE YIELD EQUIVALENT FOR 1996


                              STATE OF LOUISIANA

              COMBINED FEDERAL AND STATE INCOME TAX BRACKET:
              19.00%  34.00%     37.00%      42.00%     45.60%



    SINGLE       $1- $24,001-   $58,151-   $121,301-     OVER
    RETURN    24,000  58,150    121,300     263,750    $263,750


TAX-EXEMPT
YIELD                    TAXABLE YIELD EQUIVALENT


     1.50%     1.85%    2.27%     2.38%      2.59%       2.76%
     2.00%     2.47%    3.03%     3.17%      3.45%       3.68%
     2.50%     3.09%    3.79%     3.97%      4.31%       4.60%
     3.00%     3.70%    4.55%     4.76%      5.17%       5.51%
     3.50%     4.32%    5.30%     5.56%      6.03%       6.43%
     4.00%     4.94%    6.06%     6.35%      6.90%       7.35%
     4.50%     5.56%    6.82%     7.14%      7.76%       8.27%
     5.00%     6.17%    7.58%     7.94%      8.62%       9.19%
     5.50%     6.79%    8.33%     8.73%      9.48%      10.11%
     6.00%     7.41%    9.09%     9.52%     10.34%      11.03%
     6.50%     8.02%    9.85%    10.32%     11.21%      11.95%
     7.00%     8.64%   10.61%    11.11%     12.07%      12.87%
     7.50%     9.26%   11.36%    11.90%     12.93%      13.79%
     8.00%     9.88%   12.12%    12.70%     13.79%      14.71%
    Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
    PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates and market value of portfolio securities; changes in expenses; and the relative amount of cash flow.
The Funds' (except the Money Market Funds) performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.


Investors may use financial publications and/or indices to obtain a more complete view of the Funds' performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:
o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the ``money market instruments funds'' category in advertising and sales literature.
O BANK RATE MONITOR NATIONAL INDEX, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are averages of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.
O DOW JONES INDUSTRIAL AVERAGE (``DJIA'') represents share prices of selected blue-chip industrial corporations as well as public utility and transportation companies. The DJIA indicates daily changes in the average price of stocks in any of its categories. It also reports total sales for each group of industries. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.
O STANDARDS & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, compares total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestment of all dividends paid by stock listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.
o LEHMAN BROTHERS GOVERNMENT/CORPORATE TOTAL INDEX is compromised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one-month, three-months, twelve months, and ten-year periods and year-to-date.
O SALOMON BROTHERS AAA-AA CORPORATE INDEX calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.
O MERRILL LYNCH CORPORATE & GOVERNMENT MASTER INDEX is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composite of rating assigned by Standard and Poor's Ratings Group and Moody's Investors Service, Inc. Only notes and bonds with a minimum maturity of one year are included.
O MERRILL LYNCH CORPORATE MASTER INDEX is an unmanaged index comprised of approximately 4,356 corporate debt obligations rated BBB or better. These quality parameters are based on composites of ratings assigned by Standard and Poor's Ratings Group and Moody's Investors Service, Inc. Only bonds with a minimum maturity of one year are included.
O SALOMON BROTHERS BROAD INVESTMENT-GRADE (``BIG'') BOND INDEX is designed to provide the investment-grade bond manager with an all-inclusive universe of institutionally traded U.S. Treasury, agency, mortgage and corporate securities which can be used as a benchmark. The BIG Index is market capitalization-weighted and includes all fixed rate bonds with a maturity of one year or longer and a minimum of $50-million amount outstanding at entry ($200 million for mortgage coupons) and remain in the index until their amount falls below $25 million.
O MORNINGSTAR, INC., an independent rating service , is the publisher of the bi-weekly Mutual Funds Values. Mutual Funds Values rates more than


  1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


Advertising and other promotional literature may include charts, graphs and other illustrations using the Trust's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Trust can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.
    ECONOMIC AND MARKET INFORMATION
Advertising and sales literature for the Trust may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by the Trust portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (`ICI''). For example, according to the ICI, twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrust over $3 trillion to the more than 5,000 funds available.
    FINANCIAL STATEMENTS

The financial statements for the fiscal year ended August 31, 1996, are incorporated herein by reference to the Funds' Annual Report dated August


31, 1996 . A copy of the Annual Report may be obtained without charge by contacting the Funds at the address located on the back cover of the prospectus or by calling the Funds toll-free 1-800-999-0124.


    APPENDIX

STANDARD AND POOR'S RATINGS GROUP MUNICIPAL BOND RATING DEFINITIONS
AAA - Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.
BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B, CCC, CC - Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.


C - The rating C is reserved for income bonds on which no interest is being paid.
D - Debt rated D is in default, and payments of interest and/or repayment of principal is in arrears.
MOODY'S INVESTORS SERVICE, INC., MUNICIPAL BOND RATING DEFINITIONS
AAA - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as `gilt edge.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they compromise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.
A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
BAA - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA - Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default of have other marked shortcomings.
C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


FITCH INVESTORS SERVICE, INC., BOND RATING DEFINITIONS
AAA bonds (highest quality) - the obligator has an extraordinary ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.
AA bonds (high quality) - the obligor's ability to pay interest and repay principal, while very strong, is some-what less than for AAA rated securities or more subject to possible change over the term of the issue. MOODY'S INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS


PRIME-1 - Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:
   - Leading market positions in well established industries.
   - High rates of return on funds employed.
   - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
   - Broad margins in earning coverage of fixed financial charges and high internal cash generation.
   - Well-established access to a range of financial markets and assured sources of alternate liquidity
PRIME-2 - Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
PRIME-3 - Issuers rated PRIME-3 (or related supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
NOT PRIME- Issuers rated NOT PRIME do not fall within any of the Prime rating categories.
FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS


F-1+- EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
F-1- VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.
F-2- GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.
F-3- FAIR CREDIT QUALITY. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.
F-S- WEAK CREDIT QUALITY. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.
D- DEFAULT. Issues assigned this rating are in actual or imminent payment default.
LOC- The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.





PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:

G00858-02 (11/96)


          (a) Financial Statements (Incorporated by reference to the Annual Report of the Registrant dated August 31, 1996; File Nos. 811-5536 and 33-21321).
          (b)  Exhibits:
                (1) Conformed copy of Declaration of Trust of the
                    Registrant (5.);
                (2) Copy of By-Laws of the Registrant (1.);
                (3) Not applicable;
                (4) (i) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (3.);
                    (ii) Copy of Specimen Certificates for Shares of
                         Beneficial Interest of the Registrant;(5.)
                (5) Conformed copy of Investment Advisory Contract of the
                    Registrant (5.);
                (6) Conformed copy of Administrative Support and
                    Distributor's Contract of the Registrant;(5.)
                (7) Not applicable;
                (8) (i) Conformed copy of Custodian Agreement of the Registrant (6);
                    (ii) Conformed copy of Transfer Agency and Service
                         Agreement of the Registrant (5.);
                    (iii)Conformed copy of Administrative Services
                         Agreement of the Registrant (5.);
                    (iv) Conformed Copy of Assignment of Administrative
                         Services Agreement of the Registrant to Federated Administrative Services (5.);
                (9) Conformed copy of Agreement for Fund Accounting,
                    Shareholder Recordkeeping, and Custody Services Procurement (6);


               (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered;(7)
               (11) (i)  Conformed copy of Consent of Independent
                         Auditors;+

 +   All exhibits have been filed electronically.

 1. Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed April 15, 1988. (File Nos. 33-21321 and 811-5536)
 3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed April 27, 1989. (File Nos. 33-21321 and 811-5536)
 5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed October 28, 1993. (File Nos. 33-21321 and 811-
     5536)
 6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed December 28, 1994. (File Nos. 33-21321 and 811-
     5536)
 7 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed October 28, 1996. (File Nos. 33-21321 and 811-
     5536)




                    (ii) Conformed copy of Opinion and Consent of Special
                         Counsel;(7)
               (12) Not applicable;


               (13) Conformed copy of Initial Capital Understanding;(7)
               (14) Not applicable;
               (15) (i)  Conformed copy of Distribution Plan (5.);
                    (ii) Copy of Sales Agreement with Federated Securities
                         Corp. (3.);
                    (iii)Confomed Copy of Shareholder Services
                         Agreement;(7)
               (16) (i) Copy of Schedule for Computation of Performance Data for Tower Capital Appreciation Fund;(7)
                    (ii) Copy of Schedule for Computation of Performance
                         Data for Tower Cash Reserve Fund;(7)
                    (iii)Copy of schedule for Computation of Performance
                         Data for Tower Louisiana Municipal Income
                         Fund;(7)
                    (iv) Copy of schedule for Computation of Performance
                         Data for Tower U.S. Government Income Fund;(7)
                    (v)  Copy of schedule for Computation of Performance
                         Data for Tower Total Return Bond Fund;(7)
                    (vi) Copy of Schedule for Computation of Performance
                         Data for Tower U.S. Treasury Money Market
                         Fund;(5.)
               (17) Financial Data Schedules.+
               (18) Conformed Copy of Multiple Class Plan;(7)
               (19) Conformed copy of Power of Attorney (5.);

Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None.




 +   All exhibits have been filed electronically.

 1. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A file April 2, 1993. (File No. 33-21321 and 811-5536)
 3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed April 27, 1989. (File Nos. 33-21321 and 811-5536)
 4. Response is incorporated by reference to Regestrant's Post-Effective Amendment No. 10 on form N-1A filed April 23, 1993. (File Nos. 33-21321 and 811-5536)
 5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed October 28, 1994. (File Nos. 33-21321 and 811-
     5536)
7 Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 filed October 28, 1996. (File Nos. 33-21321 and 811-
     5536)



Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
          Title of Class                  as of October 7, 1996

          Shares of beneficial interest


          Tower Capital Appreciation Fund
               Class A Shares                    902
               Class B Shares           (not yet offered)
          Tower U.S. Government Income
           Fund                                        993
          Tower Louisiana Municipal Income
           Fund                                        1,435
          Tower Total Return Bond Fund           315
          Tower Cash Reserve Fund              1,509
          Tower U.S. Treasury Money Market
           Fund                                        1,790

Item 27.  Indemnification:  (1)

Item 28.  Business and Other Connections of Investment Adviser:

          A. Investment Adviser

          Hibernia National Bank is a national bank with its principal place of business at 313 Carondelet Street, New Orleans, Louisiana 70130. Hibernia National Bank, a national bank organized in 1933, is a wholly-owned subsidiary of Hibernia Corporation ("Hibernia"), a Louisiana Corporation. Through its subsidiaries and affiliates, Hibernia offers a full range of financial services to the public including commercial and consumer lending and depository services, cash management, retail banking, mortgage banking, brokerage, investment counseling, international banking, and trust services. Hibernia National Bank has been ranked by the American Banker newspaper as the 88th largest U.S. Bank according to December 31, 1994 deposits. As of March 31, 1996, the Trust Group had $4.97 billion under administration of which it had investment discretion over $1.7 billion. The Trust Group has managed pools of commingled funds since 1966; as of March 31, 1996, the Trust Group manages seven such investment pools along with the six Tower Mutual Funds. The executive officers and directors of the Adviser and any other business, profession, vocation or employment of a substantial nature in which each such officer and director is or has been engaged during the past two years is set forth below. Unless otherwise noted, the position listed under Other Business, Profession, Vocation or Employment is with Hibernia National Bank.



                                               Other Substantial
                          Position with        Business, Profession,
      Name                the Adviser          Vocation, Employment

Robert H. Boh             Chairman and DirectorChairman, Boh
                          Brothers Construction             Co. L.L.C.

Paul J. Bonitatibus       Executive Vice President

J. Herbert Boydstun       Chairman-Southwest Louisiana Region and
                          Director

E.R. Campbell             Chairman-Northern Louisiana Region



Cindy S. Collins          Executive Vice President

K. Kirk Domingos III      Senior Executive Vice President

B. D. Flurry              President, Northern Louisiana Region

Marsha M. Gassan          Senior Executive Vice President and Chief
                          Financial Officer

Michael G. Gretchen       Executive Vice President

Stephen A. Hansel         President, Chief
                          Executive Officer,
                          and Director

Russell S. Hoadley        Executive Vice President

Linda A. Hoffman          Executive Vice President

Scott P. Howard           Senior Executive Vice President

Hugh J. Kelly             Vice Chairman and Director

Patricia C. Meringer      Senior Vice President, Corporate Counsel and
                          Secretary

Donald J. Nalty           Vice Chairman and Director


Gerald F. Pavlas          Executive Vice President

Kenneth A. Rains          Executive Vice President

Ron E. Samford, Jr.       Executive Vice President
                          and Controller

John E. Smith             Executive Vice President

Willie L. Spears          Executive Vice President

Walter P. Walker          Executive Vice President

Richard G. Wright         Senior Executive Vice President and Chief
                          Credit Officer



                                 Directors

Robert H. Boh        Robert T. Holleman    William C. O'Malley
J. Herbert Boydstun  Hugh J. Kelly         Robert T. Radcliff
J. Terrell Brown     Elton R. King         H. Duke Shackelford
E. R. Campbell       Sidney W. Lassen      James H. Stone
Richard W. Freeman, Jr.                    Laura A. Leach   Janee M. Tucker
Dick H. Hearin       Donald J. Nalty       Virginia E. Weinmann
                                           Robert E. Zetzmann

Item 29.  Principal Underwriters:



(a)        111 Corcoran Funds; Annuity Management Series; Arrow Funds;
          Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust;


          Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; andWorld Investment Series, Inc.

          Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief         --
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.


                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive VicePresident,
Federated Investors Tower President, Federated    Treasurer and
Pittburgh, PA  15222-3779 Securities Corp.        Trustee

Thomas R. Donahue         Director, Assistant Secretary,    --
Federated Investors Tower Assistant Treasurer
Pittsburgh, PA 15222-3779 Federated Securities Corp

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


R. Leonard Corton, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kennedy        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Edward L. Smith           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek           Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



(c)  Not applicable.

Item 30.  Location of Accounts and Records:

          All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:



Registrant                              Federated Investors Tower
                                   Pittsburgh, PA  15222-3779

Federated Shareholder Services Company  Federated Investors Tower
(`Transfer Agent, Dividend         Pittsburgh, PA  15222-3779
Disbursing Agent and Portfolio
Recordkeeper')

Federated Administrative           Federated Investors Tower
Services                           Pittsburgh, PA  15222-3779
(`Administrator'')

Hibernia National Bank             313 Carondelet Street
(`Adviser'')                            New Orleans, LA  70130

Hibernia National Bank             313 Carondelet Street
(`Custodian'')                     New Orleans, LA  70130

Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.


          Registrant hereby undertakes to furnish each person to whom a prospectus for Tower Mutual Funds is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.



                                SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, TOWER MUTUAL FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 11th day of November, 1996.

                            TOWER MUTUAL FUNDS

               BY: /s/Peter J. Germain
               Peter J. Germain, Assistant Secretary
               Attorney in Fact for Edward C. Gonzales
               November 8, 1996

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


   NAME                       TITLE                    DATE

By:/s/Peter J. Germain
                            Attorney In Fact      November 8, 1996
   ASSISTANT SECRETARY      For the Persons
                            Listed Below

   NAME                       TITLE

Edward C. Gonzales*         President, Treasurer
                            and Trustee
                            (Chief Executive Officer,
                            Principal Financial and
                            Accounting Officer)

Robert L. diBenedetto, M.D.*  Trustee

James A. Gayle, Sr.*        Trustee

J. Gordon Reische*          Trustee